Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Total Fair Value	$ 1,221,196	$ 753,784	$ 477,744
Unrealized loss
Total Unrealized Losses	(1,036)	(1,144)	(4,075)
Debt Securities
Fair value
Less than 12 months, Fair value	1,213,859	724,739	444,705
12 months or more, Fair value	7,337	29,045	33,039
Unrealized loss
Less than 12 months, Unrealized loss	(734)	(865)	(2,970)
12 months or more, Unrealized loss	$ (302)	$ (279)	$ (1,105)